The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2020 (Unaudited)

MEXICO - 100.37%	Shares	Value

COMMON STOCKS - 86.05%
Auto Parts and Equipment - 3.63%
Nemak, S.A.B. de C.V.	2,022,920	$623,713
Beverages - 2.52%
Arca Continental, S.A.B. de C.V.	58,520	254,783
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	33,075	177,276
		432,059
Building Materials - 0.85%
Grupo Cementos de Chihuahua, S.A.B. de C.V.	29,107	146,568
Chemical Products - 8.72%
Alpek, S.A.B. de C.V. - Series A	1,070,379	800,331
Orbia Advance Corp., S.A.B. de C.V.	394,482	697,594
		1,497,925
Construction and Infrastructure - 1.48%
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	52,271	254,929
Energy - 4.01%
Infraestructura Energetica Nova, S.A.B. de C.V.	205,702	688,340
Financial Groups - 1.59%
Gentera, S.A.B. de C.V. (a)	350,200	82,384
Grupo Financiero Banorte, S.A.B. de C.V. - Series O (a)	42,756	190,484
		272,868
Food - 5.96%
Gruma, S.A.B. de C.V. - Series B	23,178	246,526
Grupo Bimbo, S.A.B. de C.V. - Series A	402,500	777,808
		1,024,334
Holding Companies - 9.64%
Alfa, S.A.B. de C.V. - Series A	2,479,435	1,656,347
Hotels, Restaurants, and Recreation - 1.93%
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	303,526	331,980
Mining - 9.22%
Grupo Mexico, S.A.B. de C.V. - Series B	283,894	806,384
Industrias Penoles, S.A.B. de C.V.	48,750	776,268
		1,582,652
Railroads - 1.38%
GMexico Transportes, S.A.B. de C.V.	200,671	237,458
Real Estate Services - 0.81%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	86,523	139,014
Retail - 9.51%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	61,974	166,801
Grupo Comercial Chedraui, S.A. de C.V.	148,000	187,133
Organizacion Soriana, S.A.B. de C.V. - Class B (a)	49,700	37,934
Wal-Mart de Mexico, S.A.B. de C.V.	513,584	1,240,892
		1,632,760
Telecommunication - 24.80%
America Movil, S.A.B. de C.V. - Series L	4,321,622	2,630,278
Axtel, S.A.B. de C.V. - Series CPO (a)	3,025,631	1,128,291
Telesites S.A.B. de C.V. (a)	542,417	500,696
		4,259,265
TOTAL COMMON STOCKS (Cost $13,371,961)		14,780,212

CAPITAL DEVELOPMENT CERTIFICATES - 8.29%
Atlas Discovery Trust II (b)(c)(d)	300,000	1,423,496
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)		1,423,496

MEXICAN MUTUAL FUNDS - 3.90%
Scotiabankinverlat - Scotia Gubernamental, S.A. de C.V. SIID (a)	3,607,174	667,993
TOTAL MEXICAN MUTUAL FUNDS (Cost $666,850)		667,993

REAL ESTATE INVESTMENT TRUSTS - 2.13%
CFE Capital, S. de R.L. de C.V.	305,000	365,370
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $358,064)		365,370
TOTAL MEXICO (Cost $15,857,578)		17,237,071

UNITED KINGDOM - 1.01%

COMMON STOCKS - 1.01%
Mining - 1.01%
Fresnillo PLC	13,100	174,382
TOTAL COMMON STOCKS (Cost $216,113)		174,382
TOTAL UNITED KINGDOM (Cost $216,113)		174,382

UNITED STATES - 0.10%

INVESTMENT COMPANIES - 0.10%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.020% (e)	18,417	18,417
TOTAL INVESTMENT COMPANIES (Cost $18,417)		18,417
TOTAL UNITED STATES (Cost $18,417)		18,417

Total Investments (Cost $16,092,108) - 101.48%		17,429,870
Liabilities in Excess of Other Assets - (1.48)%		(254,581)
TOTAL NET ASSETS - 100.00%		$17,175,289

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $1,755,476, representing 10.22% of net assets.
(c)	Fair valued securities. The total market value of these securities were $1,755,476, representing 10.22% of net assets.
(d)	Level 3 securities. Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at October 31, 2020.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2020:

	Level 1	Level 2	Level 3*	Total
Equity
Auto Parts and Equipment	$623,713	$-	$-	$623,713
Beverages	432,059	-	-	432,059
Building Materials	146,568	-	-	146,568
Capital Development Certificates	-	-	1,423,496	1,423,496
Chemical Products	1,497,925	-	-	1,497,925
Construction and Infrastructure	254,929	-	-	254,929
Energy	688,340	-	-	688,340
Financial Groups	272,868	-	-	272,868
Food	1,024,334	-	-	1,024,334
Holding Companies	1,656,347	-	-	1,656,347
Hotels, Restaurants, and Recreation	-	-	331,980	331,980
Mining	1,582,652	174,382	-	1,757,034
Railroads	237,458	-	-	237,458
Real Estate Services	139,014	-	-	139,014
Retail	1,632,760	-	-	1,632,760
Telecommunication	4,259,265	-	-	4,259,265
Total Equity	$14,448,232	$174,382	$1,755,476	$16,378,090

Mexican Mutual Funds	$667,993	$-	$-	$667,993

Real Estate Investment Trusts	$365,370	$-	$-	$365,370

Short-Term Investments	$18,417	$-	$-	$18,417
Total Investments in Securities	$15,500,012	$174,382	$1,755,476	$17,429,870

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock	Capital Development Certificates
Balance as of July 31, 2020				$343,058	$1,315,011
Acquisitions				-	-
Dispositions				(42,721)	-
Realized gain				5,428	-
Change in unrealized depreciation				26,215	108,485
Balance as of October 31, 2020				$331,980	$1,423,496

Change in unrealized depreciation during the period for Level 3 investments held at October 31, 2020				$26,215	$108,485

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2020:

	Fair Value October 31, 2020	Valuation Methodologies	Unobservable Input (1)	Range
Common Stock	$331,980	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	$1.020-$1.112
Capital Development Certificates	$1,423,496	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	$4.302-$4.852

1 In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.